SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Shares Capital
	December 31,
	2022		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	41,028,571	250,000,000	42,255,336

Schedule of Share Based Compensation Expense
	Year ended December 31,
	2021	2022	2023

Cost of revenues	$11,158	$15,060	$17,612
Research and development	20,498	27,102	29,458
Sales and marketing	38,546	51,099	58,790
General and administrative	25,234	27,560	34,241

Total share-based compensation expense	$95,436	$120,821	$140,101

Schedule of Stock Option Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2022	440,884	$72.31	4.59	$26,338

Granted	4,500	132.60
Exercised	186,529	59.32
Forfeited	12,830	147.54
Expired	1,238	175.88

Balance as of December 31, 2023	244,787	$78.85	4.24	$34,320

Exercisable as of December 31, 2023	229,924	$74.45	3.98	$33,246

Schedule of Fair Value Assumptions
	Year ended December 31,
Options	2021	2022	2023

Expected volatility	44%-46%	46%-50%	51%
Expected dividends	0%	0%	0%
Expected term (in years)	3.65-3.88	3.73-3.76	3.77-3.78
Risk free rate	0.49%-0.99%	1.67%-4.40%	3.58%-3.97%

	Year ended December 31,
ESPP	2021	2022	2023

Expected volatility	33.63%	55.67%-64.20%	39.46%-44.12%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.1%	2.15%-4.65%	5.33%-5.44%

Schedule of Options Data
	Year ended December 31,
	2021	2022	2023

Weighted-average grant date fair value of options granted	$55.50	$39.69	$62.25
Total intrinsic value of the options exercised	$20,742	$30,031	$22,935

Schedule of RSUs and PSUs Activity
	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2022	2,484,808	$128.12

Granted	1,254,748	144.35
Vested	921,340	126.18
Forfeited	178,879	133.50

Unvested as of December 31, 2023	2,639,337	$136.15